Earnings per share - Profit Attributable to Ordinary Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 5,229	$ 7,383	$ 13,727
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,241)	(1,324)	(1,029)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 3,898	$ 5,969	$ 12,608